Auditor fees	12 Months Ended
Dec. 31, 2018
Auditor fees
Auditor fees

24. Auditor fees

The fees for services provided by our external auditor, Deloitte Accountants B.V., are specified below for each of the financial years indicated:

	2018	2017	2016
	(€ in thousands)
Audit fees	181	175	165
Audit-related fees	261	140	39
Tax fees	—	—	—
All other fees	—	—	—
	442	315	204

Audit fees

Consist of aggregate fees for professional services provided in connection with the annual audit of our financial statements, procedures on our quarterly financial statements, consultations on accounting matters directly related to the audit, and comfort letters, consents and assistance with and review of documents filed with the SEC.